UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30,
2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Austin Allison

Title:
Chief Compliance
Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Austin Allison
London, UK
July 14 2011
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
24
Form 13F Information Table
Value Total:
$183,056


List of Other Included
Managers:
Nil

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FORM 13F INFORMATION TABLE












INVESTM
T
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHARE
S

DSCRETN
SOLE
SHARE
D
NONE


















ALLIED WORLD ASSURANCE
Com
H0153110
4
4913
85328
SOLE
85328
0
0
ASSURED GUARANTY LTD
Com
G0585R10
6
2043
12530
0
SOLE
12530
0
0
0
BANK OF AMERICA CORP
Com
06050510
4
6798
62028
4
SOLE
62028
4
0
0
BHP BILLITON PLC-ADR
ADR
08860618
8741
10981
3
SOLE
10981
3
0
0
BJ`S WHOLESALE CLUB INC
Com
05548J10
6
1007
20000
SOLE
20000
0
0
BUCYRUS INTERNATIONAL INC
Com
11845910
9
36538
39863
6
SOLE
39863
6
0
0
CAPITAL ONE FINANCIAL CORP
Com
14040H10
5
3095
52300
SOLE
52300
0
0
CEPHALON INC
Com
15670810
9
4178
52300
SOLE
52300
0
0
DISCOVER FINANCIAL SERVICES
Com
25470910
8
3052
11410
0
SOLE
11410
0
0
0
INFOSYS TECHNOLOGIES-SP ADR
ADR
45678810
8
3418
52400
SOLE
52400
0
0
JPMORGAN CHASE AND CO
Com
46625H10
0
509
12450
SOLE
12450
0
0
LEGG MASON INC
Com
52490110
5
5500
15240
0
SOLE
15240
0
0
0
LUBRIZOL CORP
Com
54927110
4
27485
20470
0
SOLE
20470
0
0
0
NATIONAL SEMICONDUCTOR CORP
Com
63764010
3
2591
10530
0
SOLE
10530
0
0
0
PETROLEO BRASILEIRO S.A.-ADR
ADR
71654V40
8
6488
21150
0
SOLE
17400
0
0
37500
PNC FINANCIAL SERVICES GROUP
Com
69347510
5
6545
10827
5
SOLE
10827
5
0
0
REGIONS FINANCIAL CORP
Com
7591EP10
0
5948
95947
6
SOLE
95947
6
0
0
RYANAIR HOLDINGS PLC-SP ADR
ADR
78351310
4
26345
89794
7
SOLE
85181
1
0
46136
SAVVIS INC
Com
805423AA
8
2964
75000
SOLE
75000
0
0
TELECOMUNICACOES DE SP
Com
87928730
8
8865
29849
3
SOLE
24538
5
0
53108
TIMBERLAND CO-CLASS A
Com
88710010
5
3007
70000
SOLE
70000
0
0
VALE SA-SP PREF ADR
ADR
91912E20
4
6087
21020
0
SOLE
21020
0
0
0
VARIAN SEMICONDUCTOR EQUIP
Com
92220710
5
1537
25026
SOLE
25026
0
0
ZIONS BANCORPORATION
Com
98970110
7
5402
22502
5
SOLE
22502
5
0
0
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